SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS	4. SHORT-TERM INVESTMENTS

	As of December 31,
	2021	2022
	RMB	RMB
Wealth management products	568,909	671,188
Time deposits	625,000	2,031,336
Total	1,193,909	2,702,524